Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure	12 Months Ended
Dec. 31, 2019
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure

Note 3. Capital Disclosure on the Group’s Objectives, Policies and Processes for Managing Its Capital Structure

The Group’s objectives when managing capital are to: (a) safeguard the entity’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; (b) provide an adequate return to shareholders by pricing products and services commensurately with the level of risk; and (c) maintain a flexible capital structure which optimizes the cost of capital at acceptable risk.

The Group allocates capital in proportion to risk. The Group manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, or issue new debt.

Consistent with others in its industry, the Group monitors its capital on the basis of the debt-to-adjusted capital ratio and long-term debt-to-equity ratio. The debt-to-adjusted capital ratio is calculated as net debt divided by adjusted capital. Net debt is calculated as total debt less cash and cash equivalents. Adjusted capital comprises all components of shareholders’ equity. The long-term debt-to-equity ratio is calculated as long-term debt divided by shareholders’ equity.

As at December 31:	2019	2018
Total debt	$35,418	$—
Less: cash and cash equivalents	(78,274)	(67,760)
Net debt	Not applicable	Not applicable
Shareholders’ equity	353,612	386,376
Net debt-to-adjusted capital ratio	Not applicable	Not applicable

As at December 31:	2019	2018
Long-term debt	$35,418	$—
Shareholders’ equity	353,612	386,376
Long-term debt-to-equity ratio	0.10	Not applicable

The above tables do not include a non-interest bearing long-term loan payable of $4,769 as at December 31, 2019 (2018: $3,981) which does not have a fixed repayment date; and (ii) long-term lease liabilities of $832 as at December 31, 2019 (2018: $nil). .